Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplementary Cash Flow Information (Tables) [Abstract]
Cash Flow Supplemental [Text Block]

	2013	2012	2011
Supplementary cash flow information:
Cash paid for interest	$374,648	$349,415	$259,835
Cash paid for income taxes(1)	$542,625	$552,711	$455,805
Cash inflow for income taxes from stock option exercises	$8,882	$21,008	$13,010

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(417,669)	$(2,519,189)	$(1,684,630)
Liabilities assumed	31,335	241,342	215,253
Noncontrolling interest subject to put provisions	15,460	123,210	26,684
Noncontrolling interest	9,104	104,947	20,983
Obligations assumed in connection with acquisition	66,917	6,624	20,016
Cash paid	(294,853)	(2,043,066)	(1,401,694)
Less cash acquired	6,858	173,278	47,461
Net cash paid for acquisitions	(287,995)	(1,869,788)	(1,354,233)
Cash paid for investments	(195,921)	(387)	(419,040)
Cash paid for intangible assets	(11,809)	(8,733)	(12,056)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(495,725)	$(1,878,908)	$(1,785,329)

(1) Net of tax refund.